Revenue - Disaggregation of revenue from contracts with customers (Details) - RUB (₽) ₽ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	₽ 18,085,164	₽ 15,968,033	₽ 8,282,107
Bundled Subscriptions
Revenue
Revenue	5,069,316	4,130,071	2,372,467
CV Database Access
Revenue
Revenue	3,288,451	3,260,514	1,812,245
Job Postings
Revenue
Revenue	7,858,633	6,963,354	3,342,225
Other VAS
Revenue
Revenue	1,868,764	1,614,094	755,170
Russia.
Revenue
Revenue	16,741,152	14,809,643	7,724,264
Revenue attributable to non-monetary exchange of services	81,004	77,763	43,397
Russia. | Bundled Subscriptions
Revenue
Revenue			2,332,272
Russia. | CV Database Access
Revenue
Revenue			1,538,702
Russia. | Job Postings
Revenue
Revenue			3,134,522
Russia. | Other VAS
Revenue
Revenue			718,768
Russia. | Key Accounts
Revenue
Revenue	6,344,346	5,290,578	2,971,571
Russia. | Key Accounts | Moscow and St.Petersburg
Revenue
Revenue	4,586,157	3,868,460	2,156,248
Russia. | Key Accounts | Other regions of Russia
Revenue
Revenue	1,758,189	1,422,118	815,323
Russia. | Small And Medium Accounts
Revenue
Revenue	9,704,036	8,917,357	4,351,878
Russia. | Small And Medium Accounts | Moscow and St.Petersburg
Revenue
Revenue	5,238,903	4,881,678	2,526,381
Russia. | Small And Medium Accounts | Other regions of Russia
Revenue
Revenue	4,465,133	4,035,679	1,825,497
Russia. | Foreign Customers
Revenue
Revenue	80,335	95,272	57,822
Russia. | Other Customers
Revenue
Revenue	612,435	506,436	342,993
Russia (hh.ru)
Revenue
Revenue	16,046,546	13,891,375
Russia (hh.ru) | Bundled Subscriptions
Revenue
Revenue	4,723,923	3,787,713
Russia (hh.ru) | CV Database Access
Revenue
Revenue	2,791,396	2,740,223
Russia (hh.ru) | Job Postings
Revenue
Revenue	7,209,898	6,194,180
Russia (hh.ru) | Other VAS
Revenue
Revenue	1,321,329	1,169,259
Russia (Zarplata.ru)
Revenue
Revenue	694,606	918,268
Russia (Zarplata.ru) | Bundled Subscriptions
Revenue
Revenue	248,901	276,535
Russia (Zarplata.ru) | CV Database Access
Revenue
Revenue	81,783	109,917
Russia (Zarplata.ru) | Job Postings
Revenue
Revenue	267,253	390,455
Russia (Zarplata.ru) | Other VAS
Revenue
Revenue	96,669	141,361
Other segments
Revenue
Revenue	1,344,012	1,158,390	557,843
Other segments | Bundled Subscriptions
Revenue
Revenue	96,492	65,823	40,195
Other segments | CV Database Access
Revenue
Revenue	415,272	410,374	273,543
Other segments | Job Postings
Revenue
Revenue	381,482	378,719	207,703
Other segments | Other VAS
Revenue
Revenue	₽ 450,766	₽ 303,474	₽ 36,402